Financial risk management - Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 714,527,675	₩ 674,133,203
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	29,663,737	28,548,973
Due from banks at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	26,116	34,263
Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,548,077	1,697,882
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	470,980,711	430,258,973
Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	54,219,868	60,802,093
Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	63,677,352	64,896,373
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	72,913,395	64,340,718
Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	20,498,419	23,553,928
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	180,653,083	191,613,655
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	25,149,737	24,864,116
Less than 1 month | Due from banks at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	26,116	34,263
Less than 1 month | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	424,585	170,540
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	40,117,301	32,258,357
Less than 1 month | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	42,441,397	51,899,638
Less than 1 month | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	54,294,050	60,818,846
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	518,445	515,883
Less than 1 month | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	17,681,452	21,052,012
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	55,967,683	50,771,760
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	974,982	796,046
1~3 months | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	858,019	628,905
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	50,209,078	45,442,330
1~3 months | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	124,005	106,637
1~3 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,664,172	1,204,770
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,048,707	2,542,470
1~3 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	88,720	50,602
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	64,960,190	60,764,744
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	529,653	329,809
3~6 months | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	58,705	117,975
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	62,027,337	57,821,874
3~6 months | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	452,662	385,952
3~6 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	506,614	91,704
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,331,479	1,992,334
3~6 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	53,740	25,096
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	104,466,439	96,721,074
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,795,509	1,151,073
6 months ~ 1 year | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	141,706	49,932
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	95,214,850	89,630,955
6 months ~ 1 year | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	436,486	608,957
6 months ~ 1 year | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	955,692	634,600
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	5,383,089	4,273,021
6 months ~ 1 year | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	539,107	372,536
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	174,405,889	152,091,050
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	126,607	108,491
1~5 years | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	735,426	563,246
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	138,145,726	129,534,255
1~5 years | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,823,913	2,024,069
1~5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	5,508,063	1,249,183
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	26,724,733	18,358,433
1~5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	341,421	253,373
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	134,074,391	122,170,920
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,087,249	1,299,438
More than 5 years | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	329,636	167,284
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	85,266,419	75,571,202
More than 5 years | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	7,941,405	5,776,840
More than 5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	748,761	897,270
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	36,906,942	36,658,577
More than 5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 1,793,979	₩ 1,800,309